Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
Note 10 – Share-based payments

New allotments during the year ended December 31, 2022 that remain outstanding are set out below. All granted options and restricted stock units (RSU) are non-tradable and physically-settled:

Date of grant and eligible recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions	Contractual duration of the instrument (years)
Options awarded to CEO and Chairman on March 15, 2022	Options exercisable for ordinary shares	850	12 quarterly tranches	4 years

Options awarded to employees of the Company on March 24, 2022	Options exercisable for ordinary shares	775	1/3 after one year and the balance in 8 quarterly tranches	4 years

Options awarded to employees of the Company on June 10, 2022	Options exercisable for ordinary shares	2,180	1/3 after one year and the balance in 8 quarterly tranches	4 years

Options awarded to employees of the Company on November 24, 2022	Options exercisable for ordinary shares	1,695	1/3 after one year and the balance in 8 quarterly tranches	4 years

Total options exercisable into shares		5,500

A.	Number and weighted average exercise prices of options and RSUs

The number and weighted average exercise prices of options and RSUs are as follows:

	Number of options and RSUs	Weighted average exercise price	Number of options and RSUs	Weighted average exercise price
	2022	2022	2021	2021
		USD		USD
Outstanding at January 1	19,035,257	0.71	9,505,140	0.84
Granted during the year	5,500,000	0.35	14,559,520	0.66
Forfeited during the year	3,390,640	1.17	194,673	0.52
Exercised during the year(1)	1,107,735	0.04	4,834,730	0.82
Outstanding at December 31	20,036,882	0.53	19,035,257	0.71
Exercisable at December 31	4,925,184	1.67	3,562,192	0.99

(1)	Partly executed through cashless mechanism

Besides incentive options and RSUs, as of the balance sheet date the Company has issued securities exercisable into 35,595,831 ordinary shares to investors, former shareholders of Peace of Meat (see Note 16) and former Ophectra Real Estate and Investments Ltd. employees prior to the reverse merger (see Note 1A), including investor warrants exercisable into 35,395,831 ordinary shares with exercise prices between USD 0.35 and USD 1.71 and prior Ophectra Real Estate and Investments Ltd. employees options exercisable into 200,000 ordinary shares with exercise price of USD 0.49.

B.	Information on measurement of fair value of share-based payment plans

The fair value at the dates the options were awarded was estimated using a binomial option pricing model.

Breakdown of the parameters used for measuring fair value at the date the share-based payment plans were awarded:

Fair value at date awarded	USD 1,331 thousand

Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	0.21-0.51
Exercise price (USD unlinked)	0.20-0.52
Expected volatility (weighted average)	91.25%-100.74%
Exercise life	2.0-2.8 years
Risk-free interest rate	2.03%-4.04%
Expected rate of dividend	0%

The expected volatility (standard deviation) was determined on the basis of share price volatility in similar companies, due to the Company’s limited historic share price performance since the date of the merger in January 2020 described in Note 1A above. The estimated exercise coefficient for executive and non-executive is approximately 2.8 and 2.0, respectively. The risk-free interest rate was based on US bonds, with time to maturity equivalent to the expected useful life of the options. Share price was used according to quoted share prices on Nasdaq.

The total expense recorded during the years ended December 31, 2022, 2021 and 2020, amounted to approximately USD 1.1 million (NIS 3.8 million), USD 4.0 million (NIS 12.7 million) and USD 4.0 million (NIS 13.1 million), respectively.